Commitments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Future minimum lease payments
Additional capital commitments	$ 4,889,379	$ 2,686,537
Lease commitments
Future minimum lease payments
Total	32,804,854
Within one year | Lease commitments
Future minimum lease payments
Total	1,714,067
2023 | Lease commitments
Future minimum lease payments
Total	2,860,533
2024 | Lease commitments
Future minimum lease payments
Total	2,903,581
2025 | Lease commitments
Future minimum lease payments
Total	2,895,888
2026 and after | Lease commitments
Future minimum lease payments
Total	$ 22,430,785